ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts payable and other

(US$ MILLIONS)	2024	2023
Current
Accounts payable	$829	$849
Accrued and other liabilities	919	545
Lease liabilities	44	43
Financial liabilities (1)	122	109
Work in progress (2)	382	481
Provisions and decommissioning liabilities	689	502
Liabilities held for sale	5	5
Total current	$2,990	$2,534
Non-current
Accounts payable	$81	$84
Accrued and other liabilities	323	312
Lease liabilities	236	269
Financial liabilities (1)	1,266	1,378
Work in progress (2)	36	20
Provisions and decommissioning liabilities	344	221
Total non-current	$2,286	$2,284
____________________________________
(1)Includes financial liabilities of $1,255 million ($42 million current and $1,213 million non-current) as at December 31, 2024 and $1,345 million ($64 million current and $1,281 million non-current) as at December 31, 2023 related to the failed sale and leaseback of hospitals.
(2)See Note 17 for additional information.

Disclosure of other provisions
The following table presents the change in the provision balances for the years ended December 31, 2024 and 2023:

(US$ MILLIONS)	Decommissioning liability	Warranties and provisions for defects	Other	Total provisions
Balance at January 1, 2023	$221	$74	$797	$1,092
Additional provisions recognized	—	48	147	195
Reduction arising from payments/derecognition	(3)	(15)	(192)	(210)
Accretion expenses	7	—	18	25
Change in discount rate	(43)	—	—	(43)
Change in other estimates	—	(2)	10	8
Dispositions	(181)	(23)	(142)	(346)
Foreign currency translation	(1)	1	2	2
Balance at December 31, 2023	$—	$83	$640	$723
Additional provisions recognized	—	22	545	567
Reduction arising from payments/derecognition	—	(31)	(186)	(217)
Change in other estimates	—	—	(1)	(1)
Foreign currency translation	—	(4)	(35)	(39)
Balance at December 31, 2024	$—	$70	$963	$1,033